Invested and working capital, Exploration and Evaluation Expenditure (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Invested and working capital [Abstract]
Exploration and evaluation expenditure	$ 209,009	$ 203,110	$ 187,664
Reconciliation of movement [Abstract]
Opening balance	203,110	187,664	152,226
Additions - Rhyolite Ridge	5,850	15,300	35,398
Exploration expenditure - non core	49	183	71
Exploration expenditure - written off	0	(37)	(31)
Carrying amount at the end of the period	$ 209,009	$ 203,110	$ 187,664